SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Global Dividend Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.2%

Asia - 6.3%

Australia - 3.5%
Atlassian Corp. *	3,525	710,323
BHP Group, Ltd. ADR	6,150	349,812
Macquarie Group, Ltd.	3,900	420,584
Woodside Energy Group, Ltd., ADR	2,222	51,750

		1,532,469

Japan - 1.7%
Astellas Pharma, Inc.	29,900	414,966
Recruit Holdings Co., Ltd.	10,800	333,092

		748,058

Singapore - 1.1%
Singapore Technologies Engineering, Ltd.	158,600	453,640

Europe - 34.1%

France - 0.7%
Safran SA, ADR	7,700	301,378

Germany - 5.5%
Allianz SE, ADR	35,000	832,300
Deutsche Post AG	4,050	165,002
Infineon Technologies AG	6,425	212,989
Muenchener Rueckversicherungs AG	1,500	585,347
Siemens AG	4,350	623,905

		2,419,543

Ireland - 4.8%
Accenture, PLC	3,675	1,128,630
Linde, PLC	1,475	549,216
Trane Technologies, PLC	2,175	441,329

		2,119,175

Spain - 1.5%
Iberdrola SA	60,400	676,574

Switzerland - 7.1%
Chubb, Ltd.	2,650	551,677
Logitech International SA	8,725	601,502
Lonza Group AG	950	441,711
Nestle SA	6,075	688,502
Partners Group Holding AG	725	819,372

		3,102,764

United Kingdom - 14.5%
AstraZeneca, PLC, ADR	15,400	1,042,888
BAE Systems, PLC	74,675	909,105
Compass Group, PLC	14,500	353,829
Diageo, PLC, ADR	4,225	630,286
Glencore, PLC, ADR	25,200	287,280
London Stock Exchange Group, PLC	6,875	690,683
Man Group, PLC	221,400	603,741
RELX, PLC	14,450	489,636
Shell, PLC, ADR	20,525	1,321,400

		6,328,848

North America - 58.8%

United States - 58.8%
Abbott Laboratories	7,400	716,690

Name of Issuer	Quantity	Fair Value ($)
Alphabet, Inc. - Class A *	9,000	1,177,740
Apple, Inc.	19,200	3,287,232
Applied Materials, Inc.	8,175	1,131,829
Arthur J Gallagher & Co.	3,775	860,436
Broadcom, Inc.	1,825	1,515,809
Cheniere Energy, Inc.	2,900	481,284
ConocoPhillips	4,125	494,175
Constellation Brands, Inc.	2,750	691,157
FedEx Corp.	1,950	516,594
Goldman Sachs Group, Inc.	1,400	452,998
Home Depot, Inc.	2,550	770,508
Honeywell International, Inc.	3,200	591,168
Johnson & Johnson	6,925	1,078,569
JPMorgan Chase & Co.	7,350	1,065,897
Lockheed Martin Corp.	1,565	640,022
McDonald’s Corp.	1,860	489,998
Microsoft Corp.	10,725	3,386,419
Mondelez International, Inc.	7,100	492,740
NVIDIA Corp.	500	217,495
Otis Worldwide Corp.	3,875	311,201
PepsiCo, Inc.	4,875	826,020
Salesforce, Inc. *	725	147,015
Sherwin-Williams Co.	1,875	478,219
Starbucks Corp.	2,950	269,246
Thermo Fisher Scientific, Inc.	1,175	594,750
Union Pacific Corp.	4,050	824,701
UnitedHealth Group, Inc.	1,625	819,309
Waste Management, Inc.	5,100	777,444
WEC Energy Group, Inc.	6,150	495,383
Williams Cos., Inc.	4,600	154,974

		25,757,022

Total Common Stocks (cost: $24,274,099)		43,439,471

Short-Term Securities - 0.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.27% (cost $279,141)	279,141	279,141

Total Investments in Securities - 99.8% (cost $24,553,240)		43,718,612

Other Assets and Liabilities, net - 0.2%		96,147

Net Assets - 100.0%		$43,814,759

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

SEPTEMBER 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Global Dividend Growth Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Electronic Technology	15.9%
Technology Services	15.7
Finance	15.7
Health Technology	9.8
Producer Manufacturing	9.7
Consumer Non-Durables	7.6
Energy Minerals	4.3
Consumer Services	3.7
Transportation	3.4
Industrial Services	3.2
Utilities	2.7
Process Industries	2.3
Health Services	1.9
Retail Trade	1.8
Non-Energy Minerals	1.5
Short-Term Securities	0.6

99.8
Other Assets and Liabilities, net	0.2

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	1,532,469	—	—	1,532,469
France	301,378	—	—	301,378
Germany	2,419,543	—	—	2,419,543
Ireland	2,119,175	—	—	2,119,175
Japan	748,058	—	—	748,058
Singapore	453,640	—	—	453,640
Spain	676,574	—	—	676,574
Switzerland	3,102,764	—	—	3,102,764
United Kingdom	6,328,848	—	—	6,328,848
United States	25,757,022	—	—	25,757,022
Short-Term Securities	279,141	—	—	279,141
Total:	43,718,612	—	—	43,718,612

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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